Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Provision for income taxes
	2012	2011	2010
Current:
Federal	$2,834	3,249	3,162
State	437	566	119
	3,271	3,815	3,281
Deferred	1,538	483	682

Total	$4,809	4,298	3,963

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2012	2011	2010
Amount computed at statutory
Federal rate	$4,256	3,864	3,760
State income taxes (net of Federal
income tax benefit)	562	473	460
Other, net	(9)	(39)	(257)
Provision for income taxes	$4,809	4,298	3,963

Temporary differences
	2012	2011
Deferred tax liabilities
Property and equipment	$18,535	17,014
Depletion	453	436
Unrealized rents	1,608	1,384
Prepaid expenses	1,913	1,639
Gross deferred tax liabilities	22,509	20,473
Deferred tax assets:
Insurance liabilities	1,744	2,104
Employee benefits and other	2,508	1,651
Gross deferred tax assets	4,252	3,755
Net deferred tax liability	$18,257	16,718

Unrecognized tax benefits
	2012	2011

Balance at October 1	$51	83
Reductions due to lapse of statute of limitations	(51)	(32)
Balance at September 30	$-	51